Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Eaton Vance Mutual Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0000745463
Document Creation Date	dei_DocumentCreationDate	Dec. 04, 2015
Document Effective Date	dei_DocumentEffectiveDate	Dec. 04, 2015
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015